Intangible Assets - Summary of Goodwill by Cash Generating Units (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Cash_Generating_Units	Dec. 31, 2021 USD ($) Cash_Generating_Units
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | Cash_Generating_Units	22	22
Goodwill | $	$ 9,199	$ 9,451
Americas Materials
Disclosure of information for cash-generating units [line items]
Goodwill | $	4,407	4,292
Building Products
Disclosure of information for cash-generating units [line items]
Goodwill | $	2,895	2,964
Europe Materials
Disclosure of information for cash-generating units [line items]
Goodwill | $	$ 1,897	$ 2,195
Cash generating unit | Americas Materials
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | Cash_Generating_Units	5	5
Cash generating unit | Building Products
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | Cash_Generating_Units	1	1
Cash generating unit | Europe Materials
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | Cash_Generating_Units	16	16